INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Interests in Other Entities [Abstract]
Disclosure of investments

	As at December 31
(In millions of dollars)	2024	2023

Investments in private companies, measured at FVTOCI	128	118
Investments, associates and joint ventures	487	480

Total investments	615	598

Disclosure of interests in joint ventures
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2024	2023

Current assets	749	581
Long-term assets	3,584	3,423
Current liabilities	(1,234)	(1,109)
Long-term liabilities	(3,395)	(2,456)

Total net assets	(296)	439

Our share of net assets	(99)	290

Revenue	2,731	2,546
Expenses	(3,473)	(3,710)

Net loss	(742)	(1,164)

Our share of net loss	(376)	(589)

Disclosure of interests in associates
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2024	2023

Current assets	749	581
Long-term assets	3,584	3,423
Current liabilities	(1,234)	(1,109)
Long-term liabilities	(3,395)	(2,456)

Total net assets	(296)	439

Our share of net assets	(99)	290

Revenue	2,731	2,546
Expenses	(3,473)	(3,710)

Net loss	(742)	(1,164)

Our share of net loss	(376)	(589)